INCOME TAXES - Schedule of deferred income tax asset (liability) (Details) - CAD ($)	May 31, 2020	May 31, 2019
Deferred tax assets:
Deferred tax assets	$ 6,807,656	$ 5,139,132
Unrecognized deferred tax assets	(6,284,425)	(5,139,132)
Deferred tax liabilities	(1,183,536)	(145,221)
Net deferred income t ax liability	(660,305)	(145,221)
Mineral expenditures and capital assets
Deferred tax assets:
Deferred tax assets	1,548,158	1,519,734
Unrecognized deferred tax assets	(5,733,918)	(5,752,246)
Share issue costs
Deferred tax assets:
Deferred tax assets	170,052	182,079
Unrecognized deferred tax assets	(629,923)	(674,367)
Non-capital losses and others
Deferred tax assets:
Deferred tax assets	5,089,446	3,437,319
Unrecognized deferred tax assets	$ (19,633,365)	$ (15,487,395)